CECL (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 258,170	SFr 282,740
Total	258,241	282,821
Past due more than 90 days and still accruing	0	0
Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	255,354	280,409
Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,887	2,412
Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	789	557
Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	220	167
Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	98	134
Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,780	1,554
Corporate and institutional
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	107,433	116,155
Corporate and institutional | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	105,866	115,014
Corporate and institutional | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,567	1,141
Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	432	248
Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	91	24
Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24	13
Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,020	856
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	25,157	27,805
Corporate and institutional | Real estate | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24,946	27,628
Corporate and institutional | Real estate | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	211	177
Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	35	6
Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	49	4
Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	127	167
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	59,376	66,147
Corporate and institutional | Commercial and industrial loans | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	58,267	65,327
Corporate and institutional | Commercial and industrial loans | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,109	820
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	320	166
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	42	13
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24	12
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	723	629
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	21,713	20,916
Corporate and institutional | Financial institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	21,482	20,807
Corporate and institutional | Financial institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	231	109
Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	72	60
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	7
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	1
Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	159	41
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,187	1,287
Corporate and institutional | Governments and public institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,171	1,252
Corporate and institutional | Governments and public institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	16	35
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	5	16
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	11	19
Consumer
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	150,808	166,666
Consumer | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	149,488	165,395
Consumer | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,320	1,271
Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	357	309
Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	129	143
Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	74	121
Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	760	698
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	107,484	110,533
Consumer | Mortgages | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	107,033	109,877
Consumer | Mortgages | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	451	656
Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	66	123
Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	43	73
Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	8	61
Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	334	399
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	37,639	51,253
Consumer | Loans collateralized by securities | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	37,308	51,069
Consumer | Loans collateralized by securities | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	331	184
Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	43	42
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4	0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3	0
Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	281	142
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	5,685	4,880
Consumer | Consumer finance | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	5,147	4,449
Consumer | Consumer finance | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	538	431
Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	248	144
Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	82	70
Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	63	60
Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	145	157
Bank
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	262,108	291,411
Total	262,179	291,492
Past due more than 90 days and still accruing	0	0
Bank | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	259,302	289,092
Bank | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,877	2,400
Bank | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	789	557
Bank | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	220	167
Bank | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	98	134
Bank | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,770	1,542
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	107,421	116,143
Bank | Corporate and institutional | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	105,864	115,014
Bank | Corporate and institutional | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,557	1,129
Bank | Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	432	248
Bank | Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	91	24
Bank | Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24	13
Bank | Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,010	844
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	25,157	27,805
Bank | Corporate and institutional | Real estate | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24,946	27,628
Bank | Corporate and institutional | Real estate | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	211	177
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	35	6
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	49	4
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	127	167
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	59,366	66,135
Bank | Corporate and institutional | Commercial and industrial loans | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	58,267	65,327
Bank | Corporate and institutional | Commercial and industrial loans | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,099	808
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	320	166
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	42	13
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24	12
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	713	617
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	21,711	20,916
Bank | Corporate and institutional | Financial institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	21,480	20,807
Bank | Corporate and institutional | Financial institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	231	109
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	72	60
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	7
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	1
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	159	41
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,187	1,287
Bank | Corporate and institutional | Governments and public institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,171	1,252
Bank | Corporate and institutional | Governments and public institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	16	35
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	5	16
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	11	19
Bank | Consumer
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	150,808	166,666
Bank | Consumer | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	149,488	165,395
Bank | Consumer | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,320	1,271
Bank | Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	357	309
Bank | Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	129	143
Bank | Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	74	121
Bank | Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	760	698
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	107,484	110,533
Bank | Consumer | Mortgages | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	107,033	109,877
Bank | Consumer | Mortgages | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	451	656
Bank | Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	66	123
Bank | Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	43	73
Bank | Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	8	61
Bank | Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	334	399
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	37,639	51,253
Bank | Consumer | Loans collateralized by securities | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	37,308	51,069
Bank | Consumer | Loans collateralized by securities | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	331	184
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	43	42
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4	0
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3	0
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	281	142
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	5,685	4,880
Bank | Consumer | Consumer finance | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	5,147	4,449
Bank | Consumer | Consumer finance | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	538	431
Bank | Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	248	144
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	82	70
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	63	60
Bank | Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	145	157
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	258,229	282,809
Bank | Total loans to third parties | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	255,352	280,409
Bank | Total loans to third parties | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,877	2,400
Bank | Total loans to third parties | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	789	557
Bank | Total loans to third parties | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	220	167
Bank | Total loans to third parties | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	98	134
Bank | Total loans to third parties | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,770	1,542
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	3,950	8,683
Bank | Total loans to entities under common control | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3,950	8,683
Bank | Total loans to entities under common control | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Total loans to entities under common control | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Total loans to entities under common control | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Total loans to entities under common control | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Bank | Total loans to entities under common control | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 0	SFr 0